Trade and Other Receivables - Details of Trade and Other Receivables (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Gross and carrying amounts of accounts receivable other [member]
Disclosure of financial assets [line items]
Financial instruments classified as FVTPL	₩ 489,617